Form N-1A Supplement	Dec. 19, 2025
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated December 19, 2025
to the Prospectus and Summary Prospectus dated April 30, 2025 as Supplemented October 16, 2025

In connection with the change in methodology of the Solactive Junior Gold Miners Custom Factors Index (the “Underlying Junior Gold Miners Index”) effective January 2, 2026, the second paragraph in the Prospectus and Summary Prospectus under the heading entitled “Principal Investment Strategies of the Fund” for the Sprott Junior Gold Miners ETF is replaced in its entirety (which will go into effect at the close of markets on December 31, 2025) with the following: